Exceptional items	12 Months Ended
Oct. 31, 2021
Exceptional items [Abstract]
Exceptional items
4 Exceptional items

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Reported within Operating loss:	Note	$m	$m	$m
Integration costs		98.0	152.6	245.9
Divestiture and acquisition costs		3.6	0.2	3.6
Property-related costs		11.1	15.2	16.3
Severance and legal costs		27.3	33.7	32.1
Legal settlement and associated costs		75.4	-	-
Other restructuring costs		31.7	10.7	-
Goodwill impairment		-	2,799.2	-
Gain on disposal of Atalla		-	-	(3.7)
Exceptional costs before tax		247.1	3,011.6	294.2

Tax effect of exceptional items		(76.3)	(38.7)	(54.3)

Reported within profit from discontinued operation (attributable to equity shareholders of the Company):

(Gain)/loss on disposal of discontinued operation	30	(10.7)	2.2	(1,458.5)

Exceptional costs/(profit) after tax		160.1	2,975.1	(1,218.6)

Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs; for example restructuring costs related to employees are classified where their original employment costs are recorded. Exceptional items included in operating profit are reported in the following financial statement lines Cost of sales $2.6 million (2020: $4.0 million; 2019: $12.6 million), Selling and distribution expenses $4.8 million  (2020: $12.9 million; 2019: $8.4 million), research and development expense $0.4 million credit (2020: $0.9 million; 2019: $0.5 million credit ) and Administrative expenses $240.1 million (2020: $2,993.8 million; 2019: $273.7 million).

Integration costs
Integration costs of $98.0 million for the year ended October 31, 2021 (2020: $152.6 million; 2019; $245.9 million) reflect the costs incurred in the IT design, build and migration onto a single new transformative IT platform for the entire group and a wide range of projects undertaken to conform, simplify and increase efficiency across the business and are exceptional by virtue of size and nature.

Divestiture and acquisition costs
Acquisition costs of $1.3 million in the year ended October 31, 2021 relate to the acquisitions of Streamworx and Full 360 and are exceptional by virtue of nature. Acquisition costs of $0.2 million in the year ended October 31, 2020 relate to the acquisition of Atar Labs. Divestiture costs of $2.3 million in the year ended October 31, 2021 relate to the disposal of the Digital Safe business and are exceptional by virtue of nature. There were acquisition costs of $1.5 million in the Year ended October 31, 2019 related to the acquisition of Interset Software Inc and divestiture costs of $2.1 million related mostly to employee activities involved in the disposal of SUSE.

Property-related costs
Property-related costs of $11.1 million for the year ended October 31, 2021 (2020: $15.2 million; 2019: $16.3 million) relate to the impairment or amendment to the impairments of right-of-use assets for empty or sublet properties held by the Group, any related onerous non-rental costs and the cost of site consolidations. These costs are incurred as the Group simplifies and rationalizes its real estate footprint as a result of the acquisition of HPE Software or other significant restructuring projects and are exceptional by virtue of nature.

Severance and legal costs
Severance and legal costs of $27.3 million for the year ended October 31, 2021 (2020: $33.7 million; 2019: $32.1 million) relate mostly to termination costs for employees as the Group continues to remove duplication and simplify the continuing operations as it executes the target operating model resulting from the Strategic & Operational review and are exceptional by virtue of nature.

Legal settlements and associated costs
Legal settlements and associated costs of $75.4 million for the year ended October 31, 2021 (2020: $nil; 2019:$nil) relate to the settlement of the Wapp patent infringement case and are exceptional by virtue of size and incidence. On July 2, 2018, Wapp Tech Limited Partnership and Wapp Tech Corp (collectively “Wapp”) brought a claim against Micro Focus in the Eastern District of Texas, accusing the Company of infringing three patents in connection with Micro Focus’ sale of certain products in the ADM product line, including LoadRunner and Performance Centre. The Company reached a settlement with Wapp on July 15, 2021 for payment of $67.5 million for complete resolution of the dispute without admission of liability. This amount was recognized as a provision in the Group’s statement of financial position as at April 30, 2021.

In concluding this matter, the Board considered a range of factors, including the possible time, cost and significant resources required for the appeal process and concluded that it was in the best interests of the Company that a settlement should be reached.

Pursuant to the settlement, the Company has been granted a fully paid-up, worldwide, irrevocable licence for the patents asserted by Wapp for current and future Micro Focus products and services, covering the Company as well as its customers. No consideration was allocated to the licence received.

The agreed settlement amount of $67.5 million was paid in September 2021 therefore no remaining balances are held in relation to Wapp at October 31, 2021.

Other restructuring costs
Other restructuring costs of $31.7 million for the year ended October 31, 2021 (2020: $10.7 million; 2019: $nil) relates to the costs of implementing the initiatives included in the Strategic & Operational review and are exceptional by virtue of nature. These include costs of restructuring of the Group to deliver the target operating model design and cost base and certain IT expenditure required to support the related simplification of the Group.

Goodwill impairment
No goodwill impairment charge was made in the year ended October 31, 2021 (2020: $2,799.2 million; 2019 $nil), see note 10, “Goodwill”, for additional information.

Tax effect of exceptional items
The tax effect of exceptional items on the income statement is a credit of $76.3 million for the year ended October 31, 2021 (2020: $38.7 million credit; 2019: $54.3 million credit). Exceptional items include a tax credit of $19.1 million (2020 charge: $19.1 million, 2019: $nil) in relation to the transfer of assets between tax jurisdictions as a result of acquisitions by the Group in the year ended October 31, 2019. This is considered exceptional in nature as it has resulted from the integration activities to simplify and increase efficiency across the business.

EU State aid
Whilst no income statement charge has been recognized in the period, payments totaling $46.8 million (2020: nil; 2019: nil) have been made in relation to the EU State Aid case which we consider to be exceptional. Details of this case are set out in note 7 Taxation.

Gain on disposal of Atalla
The non-recurring gain on disposal of $3.7 million for the Year ended October 31, 2019 related to Atalla business disposal.

Gain on disposal of discontinued operation
The gain on disposal of discontinued operation of $10.7m in the year ended October 31, 2021 (2020: loss of $2.2 million, 2019: $1,458.5 million) relates to adjustments in indemnification amounts owed to SUSE as part of the disposal agreement and is exceptional by virtue of nature. See note 30 “Discontinued operation and Assets held for sale” for further details.